COMMITMENTS AND CONTINGENCIES (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)					9 Months Ended			12 Months Ended
	Feb. 10, 2022	Feb. 09, 2022	Feb. 09, 2022	Jan. 13, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock to Sponsor, shares				101,000,000
Proceeds from issuance initial public offering						$ 99,429,074		$ 99,429,074
Shares issued, price per share				$ 10.10
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share		$ 0.20	$ 0.20
Cash underwriting discount			$ 2,000,000
Cash underwriting discount were exercised			$ 2,300,000
Deferred fees, per unit		$ 0.35	$ 0.35
Deferred underwriting commissions		$ 3,500,000	$ 3,500,000
Deferred underwriting commissions were exercised			$ 4,025,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock to Sponsor, shares	159,069	159,069	159,069
Proceeds from issuance initial public offering	$ 1,590,690	$ 1,590,690	$ 1,590,690
Shares issued, price per share	$ 10.00	$ 10.00	$ 10.00